INDEBTEDNESS (TABLES)	12 Months Ended
Dec. 28, 2012
Capital leases by maturity [Abstract]
Maturities of capital leases [Table Text Block]
(In millions)	Capital Leases
Less than one year	$29.9
Second year	11.7
Third year	9.6
Fourth year	7.6
Fifth year	3.5
Total minimum lease payments	62.3
Less: amounts representing interest	3.1
Present value of net minimum lease payments	$59.2

Debt disclosure [Abstract]
Schedule of debt [Table Text Block]
	December 28,	December 30,
(In millions)	2012	2011
Term loan, net of debt issuance costs	$666.3	$695.1
3.85% Senior Notes (net of discount)	399.5	—
5.00% Senior Notes (net of discount)	599.5	—
7.50% Canadian Notes (including premium)	203.8	—
Revolving line of credit	100.5	23.0
Other indebtedness	94.7	80.4
Total indebtedness	2,064.3	798.5
Less:
Current portion of long-term debt	71.8	61.5
Long-term debt	$1,992.5	$737.0

Maturities of long-term debt [Abstract]
Maturities of long-term debt [Table Text Block]
(In millions)
Less than one year	$43.4
Second year	60.1
Third year	71.8
Fourth year	626.8
Fifth year	399.8
Thereafter	803.2
Total	$2,005.1

Revolving line of credit [Abstract]
Line of credit facility [Table Text Block]
	Year Ended
	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010
Effective average interest rates paid on the revolving line of credit	1.9%	1.3%	3.0%
Average daily revolving line of credit balances	$139.5	$25.9	$0.3
Maximum amounts outstanding at any point during the year	$420.0	$104.6	$12.1

	Year Ended
	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010
Effective average interest rates paid on the revolving line of credit	1.9%	1.3%	3.0%
Average daily revolving line of credit balances	$139.5	$25.9	$0.3
Maximum amounts outstanding at any point during the year	$420.0	$104.6	$12.1